Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Carrying amounts of assets disposed

December 31,
2015
HK$

Cash and cash equivalents	163,696
Trade receivables, net	303,681
Inventories	105,221
Deposits, prepayment and other receivables	42,345
Tax prepayment	3,431
Current assets of discontinued operations	618,374

Property, plant and equipment, net	190,776
Deferred tax assets	13,260
Non-current assets of discontinued operations	204,036
Total assets of discontinued operations	822,410

Carrying amounts of liabilities disposed

December 31,
2015
HK$

Bank borrowings	29,223
Trade payables	111,659
Other payables and accruals	141,606
Tax payable	65,107
Current liabilities of disposal liabilities	347,595
Total liabilities of disposal liabilities	347,595

Consolidated statement of operations and comprehensive income

	For the year ended December 31,
	2014	2015	2016
	HK$	HK$	HK$

Revenue	1,207,812	1,298,493	1,073,536
Cost of sales	(915,462)	(977,851)	(778,059)

Gross profit	292,350	320,642	295,477
Other revenue	7,794	6,200	5,897
Selling, general and administrative expenses	(146,673)	(158,882)	(125,520)
Gain/(loss) on disposal of property, plant and equipment	5,298	(841)	1,197
Written off of property, plant and equipment	(442)	(2,798)	-
Gain on disposal of PIHL	-	-	540,921
Interest income	567	311	294
Finance costs	(1,688)	(1,428)	(545)

Profit before income tax	157,206	163,204	717,721
Income tax expense	(20,311)	(29,952)	(31,187)

Profit for the year	136,895	133,252	686,534

Other comprehensive income
Exchange gain on translation of financial statements of foreign operations	(8,073)	(1,566)	(12,241)
Income from discontinued operations attributable to members of the Company	128,822	131,686	674,293